Equity Compensation Plan - Summary of the Company's non-vested stock option activity (Detail) - Non-vested stock option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstnding, Option Shares	250,000	250,000	0
Granted, Option Shares	250,000	0	250,000
Granted, Option Shares	299,000
Exercised, Option Shares	(250,000)
Outstnding, Option Shares	549,000	250,000	250,000
Outstnding, Weighted-Average Exercise Price	$ 2.99	$ 2.99	$ 0
Granted, Weighted-Average Exercise Price	2.85	0	2.99
Granted, Weighted-Average Exercise Price	6.43
Exercised, Weighted-Average Exercise Price	2.99
Outstnding, Weighted-Average Exercise Price	$ 4.8	$ 2.99	$ 2.99